SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account	$ 19,640,501	$ 299,004,083
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account	19,640,501	299,004,083
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account